Stock Incentive Plan	12 Months Ended
Dec. 31, 2015
Stock Incentive Plan

15. Stock Incentive Plan

Under the amended and restated Autoliv, Inc. 1997 Stock Incentive Plan (the Plan) adopted by the shareholders, awards have been made to selected executive officers of the Company and other key employees in the form of stock options and restricted stock units (RSUs). All stock options are granted for 10-year terms, have an exercise price equal to the fair value of the share at the date of grant, and become exercisable after one year of continued employment following the grant date. Each RSU represents a promise to transfer a share of the Company’s common stock to the employee after three years of service following the date of grant or upon retirement, whichever is earlier. The source of the shares issued upon share option exercise or lapse of RSU service period is generally from treasury shares. The Plan provides for the issuance of up to 9,585,055 common shares for awards. At December 31, 2015, 6,187,925 of these shares have been issued for awards. For stock options and RSUs outstanding and options exercisable at year end, see the following tables.

The fair value of the RSUs is calculated as the fair value of the shares at the RSU grant date. The grant date fair value for RSUs granted in 2012, 2011 and 2010 (vested in 2015, 2014 and 2013) was $4.5 million, $4.4 million and $4.3 million, respectively. The aggregate intrinsic value for RSUs outstanding at December 31, 2015 was $25.5 million. The average fair value of RSUs granted in 2015, 2014 and 2013 was $105.87, $88.54 and $64.59, respectively.

The average grant date fair value of stock options granted during 2015, 2014 and 2013 was estimated at $16.72, $17.35 and $15.61 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2015	2014	2013
Risk-free interest rate	1.1%	1.1%	0.9%
Dividend yield	2.3%	2.3%	2.3%
Expected life in years	3.4	3.9	4.1
Expected volatility	24.0%	28.0%	34.0%

The Company uses historical exercise data for determining the expected life assumption. Expected volatility is based on historical and implied volatility.

The total stock (RSUs and stock options) compensation cost recognized in the Consolidated Statements of Net Income for 2015, 2014 and 2013 was $8.2 million, $8.1 million and $8.3 million, respectively.

The total compensation cost related to non-vested awards not yet recognized is $7.9 million for RSUs and the weighted average period over which this cost is expected to be recognized is approximately two years. There is no significant compensation cost not yet recognized for stock options.

Information on the number of RSUs and stock options related to the Plan during the period of 2013 to 2015 is as follows:

RSUs	2015	2014	2013
Outstanding at beginning of year	198,285	204,277	211,618
Granted	74,908	64,223	91,230
Shares issued	(58,186)	(56,184)	(84,342)
Cancelled/Forfeited/Expired	(10,455)	(14,031)	(14,229)

Outstanding at end of year	204,552	198,285	204,277

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2012	1,012,230	$53.91
Granted	273,541	69.18
Exercised	(437,751)	53.58
Cancelled/Forfeited/Expired	(16,319)	49.25

Outstanding at Dec 31, 2013	831,701	$59.20
Granted	192,665	94.87
Exercised	(471,732)	60.78
Cancelled/Forfeited/Expired	(13,809)	66.23

Outstanding at Dec 31, 2014	538,825	$70.38
Granted	187,996	113.51
Exercised	(244,182)	68.82
Cancelled/Forfeited/Expired	(9,588)	92.70

Outstanding at Dec 31, 2015	473,051	$87.88

OPTIONS EXERCISABLE
At December 31, 2013	559,483	$54.34
At December 31, 2014	349,190	$57.08
At December 31, 2015	290,487	$71.76

The following summarizes information about stock options outstanding and exercisable on December 31, 2015:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	20,800	3.14	$16.31
$44.70 - $49.60	28,830	3.38	$45.60
$51.67 - $59.01	19,524	1.71	$54.73
$67.00 - $69.18	88,058	6.80	$68.44
$72.95 - $94.87	133,275	7.58	$90.77
$113.36 - $126.46	182,564	9.13	$113.51

	473,051	7.34	$87.88

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	20,800	3.14	$16.31
$44.70 - $49.60	28,830	3.38	$45.60
$51.67 - $59.01	19,524	1.71	$54.73
$67.00 - $69.18	88,058	6.80	$68.44
$72.95 - $94.87	133,275	7.58	$90.77
$113.36 - $126.46	—	—	—

	290,487	6.22	$71.76

The total aggregate intrinsic value, which is the difference between the exercise price and $124.77 (closing price per share at December 31, 2015), for all “in the money” stock options outstanding and exercisable was $17.4 million and $15.3 million, respectively.